Auditor fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auditor fees
Audit fees	€ 515	€ 181	€ 175
Audit-related fees	57	261	140
Total	€ 572	€ 442	€ 315